Long-term debt - Disclosure Of Detailed Information About NonCurrent Borrowings Explanatory (Detail) - USD ($) $ in Thousands		12 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 27, 2024	Nov. 30, 2023
Disclosure of detailed information about noncurrent borrowings [line items]
Current portion of non-current borrowings	$ 3,493	$ 3,493		$ 7,286
Non-current portion of other non-current borrowings	40,939	40,939		50,688
Marathon Term Loan [Member]
Disclosure of detailed information about noncurrent borrowings [line items]
Borrowings	$ 60,600	$ 60,600
Borrowings, interest rate	9.50%	9.50%
Borrowings, maturity	24	Repaid in 2024
Current portion of non-current borrowings	$ 0	$ 0		7,286
Non-current portion of other non-current borrowings	0	0		50,688
Td Term Loan [Member]
Disclosure of detailed information about noncurrent borrowings [line items]
Borrowings	$ 25,000	$ 25,000	$ 25,000
Borrowings, interest rate	7.35%	7.35%
Borrowings, maturity		November 27, 2027
Current portion of non-current borrowings	$ 3,493	$ 3,493		0
Non-current portion of other non-current borrowings	21,298	21,298		0
TD Revolver [Member]
Disclosure of detailed information about noncurrent borrowings [line items]
Borrowings	$ 5,000	$ 5,000	15,000
Borrowings, interest rate	7.35%	7.35%
Borrowings, maturity		November 27, 2027
Current portion of non-current borrowings	$ 0	$ 0		0
Non-current portion of other non-current borrowings	4,874	4,874		0
IQ Subordinated Loan [Member]
Disclosure of detailed information about noncurrent borrowings [line items]
Borrowings	$ 15,000	$ 15,000	$ 15,000
Borrowings, interest rate	11.45%	11.45%
Borrowings, maturity		May 27, 2028
Current portion of non-current borrowings	$ 0	$ 0		0
Non-current portion of other non-current borrowings	$ 14,767	$ 14,767		$ 0